Financial instruments - Fair values and risk management (Details 1) - Foreign currency risk - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
US dollar
Financial instruments and risk management
Net exposure	R$ 41,172	R$ 42,432
US dollar | Suppliers and other payables
Financial instruments and risk management
Net exposure	(3,987)	(4,229)
US dollar | Trade receivables
Financial instruments and risk management
Net exposure	245,763	304,617
US dollar | Loans and borrowings
Financial instruments and risk management
Net exposure	(110,648)	(239,044)
US dollar | Lease liabilities
Financial instruments and risk management
Net exposure	(20,880)	(29,147)
US dollar | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	(74,499)	(81,955)
US dollar | Restricted cash - escrow account
Financial instruments and risk management
Net exposure	0	0
US dollar | Financial investments
Financial instruments and risk management
Net exposure	2,695	96,299
US dollar | Derivatives
Financial instruments and risk management
Net exposure	2,728	(4,109)
GBP
Financial instruments and risk management
Net exposure	63,757	(15,680)
GBP | Suppliers and other payables
Financial instruments and risk management
Net exposure	(793)	(2,264)
GBP | Trade receivables
Financial instruments and risk management
Net exposure	65,196	51,152
GBP | Loans and borrowings
Financial instruments and risk management
Net exposure	0	0
GBP | Lease liabilities
Financial instruments and risk management
Net exposure	(1,085)	(1,009)
GBP | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	(20,051)	(83,768)
GBP | Restricted cash - escrow account
Financial instruments and risk management
Net exposure	20,021	20,209
GBP | Financial investments
Financial instruments and risk management
Net exposure	469	0
GBP | Derivatives
Financial instruments and risk management
Net exposure	0	0
Other
Financial instruments and risk management
Net exposure	7,604	7,735
Other | Suppliers and other payables
Financial instruments and risk management
Net exposure	(1,700)	(2,078)
Other | Trade receivables
Financial instruments and risk management
Net exposure	11,100	12,306
Other | Loans and borrowings
Financial instruments and risk management
Net exposure	0	0
Other | Lease liabilities
Financial instruments and risk management
Net exposure	(1,796)	(2,493)
Other | Accounts payable for business acquired
Financial instruments and risk management
Net exposure	0	0
Other | Restricted cash - escrow account
Financial instruments and risk management
Net exposure	0	0
Other | Financial investments
Financial instruments and risk management
Net exposure	0	0
Other | Derivatives
Financial instruments and risk management
Net exposure	R$ 0	R$ 0